UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     Dec. 31, 2004
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

  /S/ Robert J. Cappelli     	                Southfield, MI   	   2/8/05
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                       Name
               28-115                       T. Rowe Price
     ----------------------------         ------------------
     [Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:          117
                                          -----------------
Form 13F Information Table Value Total:   $     51,120
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]


                                                                  SUMMARY TABLE
                                                                  DEC. 31, 2004



                                               TITLE              VALUE                                   VOTING
                                               OF                 IN       SHARES/ SH/ PUT/ INVESTMT      SOLE
         NAME OF ISSUER                        CLASS    CUSIP     $1,000'S PRN AMT PRN CALL DSCRETN  MGRS AUTHORITY
AA       ALCOA                                 COM      013817101 25       800              SOLE          800
ABK      AMBAC FINANCIAL                       COM      023139108 493      6,000            SOLE          6,000
ABT      ABBOTT LABS                           COM      002824100 518      11,100           SOLE          11,100
ADBE     ADOBE                                 COM      00724F101 471      7,500            SOLE          7,500
ADI      ANALOG DEVICES                        COM      032654105 332      9,000            SOLE          9,000
ADP      AUTOMATIC DATA PROCESSING             COM      53015103  412      9,300            SOLE          9,300
AGN      ALLERGAN                              COM      018490102 276      3,400            SOLE          3,400
AIG      AMERICAN INTERNATIONAL GROUP          COM      026874107 776      11,819           SOLE          11,819
AMAT     APPLIED MATERIALS                     COM      038222105 351      20,500           SOLE          20,500
AMGN     AMGEN                                 COM      031162100 725      11,300           SOLE          11,300
AMZN     AMAZON                                COM      023135106 310      7,000            SOLE          7,000
APOL     APOLLO GROUP                          COM      037604105 371      4,600            SOLE          4,600
BA       BOEING                                COM      097023105 21       400              SOLE          400
BAC      BANKAMERICA                           COM      06605F102 507      10,800           SOLE          10,800
BBBY     BED BATH & BEYOND                     COM      075896100 386      9,700            SOLE          9,700
BBY      BEST BUY                              COM      086516101 481      8,100            SOLE          8,100
BK       BANK OF NEW YORK                      COM      064057102 13       400              SOLE          400
BMET     BIOMET                                COM      90613100  360      8,300            SOLE          8,300
BRK/A    BERKSHIRE HATHAWAY                    COM      084670108 443      5                SOLE          5
BRL      BARR PHARMACEUTICALS                  COM      068306109 280      6,150            SOLE          6,150
BSC      BEAR STEARNS                          COM      073902108 399      3,900            SOLE          3,900
BSX      BOSTON SCIENTIFIC                     COM      101137107 370      10,400           SOLE          10,400
BUD      ANHEUSER BUSCH                        COM      035229103 474      9,350            SOLE          9,350
C        CITIGROUP                             COM      172967101 1,145    23,770           SOLE          23,770
CAH      CARDINAL HEALTHCARE                   COM      14149Y108 44       757              SOLE          757
CCU      CLEAR CHANNEL COMMUNICATIONS          COM      184502102 358      10,700           SOLE          10,700
CMCSA    COMCAST                               COM      20030N101 83       2,500            SOLE          2,500
CMCSK    COMCAST                               COM      200300200 427      13,000           SOLE          13,000
COF      CAPITAL ONE FINANCIAL                 COM      14040H105 463      5,500            SOLE          5,500
CSCO     CISCO SYSTEMS                         COM      17275R102 904      46,800           SOLE          46,800
CTAS     CINTAS                                COM      172908105 382      8,700            SOLE          8,700
CVX      CHEVRONTEXACO                         COM      166764100 483      9,200            SOLE          9,200
DD       DUPONT                                COM      263534109 20       400              SOLE          400
DELL     DELL COMPUTER                         COM      247025109 902      21,400           SOLE          21,400
DGX      QUEST DIAGNOSTICS                     COM      74834l100 440      4,600            SOLE          4,600
DHR      DANAHER                               COM      235851102 121      2,100            SOLE          2,100
DIS      DISNEY (WALT) CO.                     COM      254687106 505      18,150           SOLE          18,150
DUK      DUKE                                  COM      264399106 22       849              SOLE          849
EBAY     EBAY                                  COM      278642103 803      6,900            SOLE          6,900
EOG      EOG RESOURCES                         COM      26875P101 307      4,300            SOLE          4,300
ERTS     ELECTRONIC ARTS                       COM      285512109 629      10,200           SOLE          10,200
ESRX     EXPRESS SCRIPTS                       COM      302182100 313      4,100            SOLE          4,100
F        FORD MOTOR COMPANY                    COM      345370100 10       699              SOLE          699
FDC      FIRST DATA CORP                       COM      319963104 493      11,600           SOLE          11,600
FISV     FISERV                                COM      337738108 535      13,300           SOLE          13,300
FITB     FIFTH THIRD BANK                      COM      316773100 355      7,500            SOLE          7,500
FNM      FEDERAL NATIONAL MTGE ASSOC.          COM      313586109 506      7,100            SOLE          7,100
FRE      FREDDIE MAC                           COM      313400301 464      6,300            SOLE          6,300
FRX      FOREST LABS                           COM      345838106 278      6,200            SOLE          6,200
G        GILLETTE                              COM      375766102 452      10,100           SOLE          10,100
GCI      GANNETT                               COM      364730101 33       400              SOLE          400
GDT      GUIDANT                               COM      401698105 476      6,600            SOLE          6,600
GE       GENERAL ELECTRIC                      COM      369604103 1,612    44,160           SOLE          44,160
GENZ     GENZYME                               COM      372917104 360      6,200            SOLE          6,200
GILD     GILEAD SCIENCES                       COM      375558103 353      10,100           SOLE          10,100
GM       GENERAL MOTORS                        COM      370442105 14       349              SOLE          349
HD       HOME DEPOT                            COM      437076102 539      12,600           SOLE          12,600
HDI      HARLEY DAVIDSON                       COM      412822108 443      7,300            SOLE          7,300
IACI     INTERACTIVE CORP                      COM      45840Q101 365      13,200           SOLE          13,200
IBM      INTL BUS MACHINES                     COM      459200101 513      5,200            SOLE          5,200
IGT      INTERNATIONAL GAME TECH               COM      459902102 457      13,300           SOLE          13,300
INTC     INTEL                                 COM      458140100 830      35,500           SOLE          35,500
ITW      ILLINOIS TOOLWORKS                    COM      452308109 445      4,800            SOLE          4,800
JNJ      JOHNSON & JOHNSON                     COM      478160104 850      13,400           SOLE          13,400
JPM      J. P. MORGAN                          COM      616880100 436      11,184           SOLE          11,184
KLAC     KLA TENCOR                            COM      482480100 382      8,200            SOLE          8,200
KO       COCA-COLA COMPANY                     COM      191216100 439      10,550           SOLE          10,550
KRB      MBNA                                  COM      55262L100 412      14,600           SOLE          14,600
KSS      KOHLS                                 COM      500255104 349      7,100            SOLE          7,100
LLTC     LINEAR TECHNOLOGY                     COM      535678106 500      12,900           SOLE          12,900
LOW      LOWES                                 COM      548661107 564      9,800            SOLE          9,800
LXK      LEXMARK                               COM      529771107 459      5,400            SOLE          5,400
MCHP     MICROCHIP TECHNOLOGY                  COM      595017104 170      6,400            SOLE          6,400
MDT      MEDTRONIC                             COM      585055106 507      10,200           SOLE          10,200
MHS      MEDCO HEALTH SOLUTIONS                COM      58405U102 2        60               SOLE          60
MMM      3M                                    COM      88579Y101 533      6,500            SOLE          6,500
MRK      MERCK                                 COM      589331107 13       400              SOLE          400
MSFT     MICROSOFT                             COM      594918104 1,397    52,300           SOLE          52,300
MWD      MORGAN STANLEY DEAN WITTER            COM      617446448 244      4,400            SOLE          4,400
MXIM     MAXIM INTEGRATED                      COM      57772K101 479      11,300           SOLE          11,300
NTAP     NETWORK APPLIANCE                     COM      64120L104 349      10,500           SOLE          10,500
ORCL     ORACLE SYSTEMS                        COM      68389X105 546      39,800           SOLE          39,800
PAYX     PAYCHEX                               COM      704326107 397      11,650           SOLE          11,650
PEP      PEPSICO                               COM      713448108 501      9,600            SOLE          9,600
PFE      PFIZER                                COM      717081103 900      33,475           SOLE          33,475
PG       PROCTOR & GAMBLE                      COM      742718109 595      10,800           SOLE          10,800
QCOM     QUALCOMM                              COM      747525103 734      17,300           SOLE          17,300
QLGC     QLOGIC                                COM      747277101 349      9,500            SOLE          9,500
RD       ROYAL DUTCH PETROLEUM - ADR           COM      780257804 23       400              SOLE          400
SBUX     STARBUCKS                             COM      855244109 549      8,800            SOLE          8,800
SNV      SYNOVUS FINANCIAL                     COM      87161C105 434      15,200           SOLE          15,200
STJ      ST. JUDE MEDICAL                      COM      790849103 419      10,000           SOLE          10,000
STT      STATE STREET BOSTON                   COM      857477103 55       1,120            SOLE          1,120
SYK      STRYKER                               COM      863667101 483      10,000           SOLE          10,000
SYMC     SYMANTEC                              COM      871503108 448      17,400           SOLE          17,400
SYY      SYSCO                                 COM      871829107 508      13,300           SOLE          13,300
TGT      TARGET                                COM      87612E106 436      8,400            SOLE          8,400
TJX      TJX COMPANIES                         COM      872540109 445      17,700           SOLE          17,700
TWX      TIME WARNER                           COM      887317105 549      28,250           SOLE          28,250
TYC      TYCO                                  COM      902124106 279      7,800            SOLE          7,800
UNH      UNITED HEALTH                         COM      91324P102 581      6,600            SOLE          6,600
UPS      UNITED PARCEL SERVICE                 COM      911312106 538      6,300            SOLE          6,300
UTX      UNITED TECHNOLOGIES                   COM      913017109 527      5,100            SOLE          5,100
VOD      VODAFONE                              COM      92857W100 18       675              SOLE          675
VRTS     VERITAS SOFTWARE                      COM      923436109 394      13,800           SOLE          13,800
VZ       VERIZON                               COM      92343V104 447      11,046           SOLE          11,046
WAG      WALGREEN                              COM      931422109 457      11,900           SOLE          11,900
WEC      WISCONSIN ENERGY                      COM      976657106 10       298              SOLE          298
WFC      WELLS FARGO                           COM      949746101 497      8,000            SOLE          8,000
WLP      WELLPOINT HEALTH                      COM      94973v107 506      4,400            SOLE          4,400
WMT      WAL-MART STORES                       COM      931142103 1,078    20,400           SOLE          20,400
WWY      WRIGLEYS                              COM      982526105 491      7,100            SOLE          7,100
WYE      WYETH                                 COM      983024100 9        200              SOLE          200
XLNX     XILINX                                COM      983919101 386      13,000           SOLE          13,000
XOM      EXXON MOBIL                           COM      30231G102 1,125    21,944           SOLE          21,944
YHOO     YAHOO                                 COM      984332106 347      9,200            SOLE          9,200
ZMH      ZIMMER HOLDINGS                       COM      98956P102 296      3,700            SOLE          3,700

         TOTAL                                                    $51,120




* PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE
SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I
BALANCED FUND AND EQUITY GROWTH FUND.
THEY HAVE FILED THESE SECURITIES ON OUR BEHALF ON THEIR
FORM 13F REPORT